Consolidated Statements of Cash Flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)
Cash flows from operating activities
Profit (loss) for the year	€ 625	$ 693	€ 140	[1]	€ (19,640)	[1]
Adjustments for:
Financing expenses, net	3,034	3,355	2,466		26,884
Profit from settlement of derivatives contract					(407)
Impairment losses on assets of disposal groups classified as held-for-sale	2,565	2,837
Depreciation and amortization	16,473	18,220	16,092		15,116
Share-based payment transactions	121	134	127		63
Share of profits of equity accounted investees	(4,320)	(4,778)	(1,206)	[1]	(117)	[1]
Change in trade receivables and other receivables	(302)	(334)	724		(1,883)
Change in other assets	(681)	(753)	(209)		(545)
Change in receivables from concessions project	1,778	1,967	(521)		1,580
Change in trade payables	(45)	(50)	1,697		154
Change in other payables	(2,235)	(2,472)	3,807		2,380
Income tax expense (tax benefit)	(1,852)	(2,048)	2,103		(2,281)
Income taxes paid	(912)	(1,009)	(6,337)		(94)
Repayment of interest on loan from an equity accounted investee	1,501	1,660			859
Interest received	2,936	3,247	1,896		1,844
Interest paid	(10,082)	(11,151)	(9,459)		(7,801)
Total adjustment to reconcile profit and loss	7,979	8,825	11,180		35,752
Net cash provided by operating activities	8,604	9,518	11,320		16,112
Cash flows from investing activities:
Acquisition of fixed assets	(58,848)	(65,088)	(46,644)		(79,696)
Interest paid capitalized to fixed assets	(2,283)	(2,525)	(1,966)		(1,189)
Repayment of loan to an equity accounted investee	1,324	1,464	149		1,400
Loan to an equity accounted investee	(128)	(142)	(128)		(335)
Advances on account of investments	(421)	(466)	(774)
Proceeds from advances on account of investments in process	2,218	2,453
Proceeds from sales of (investment in) marketable securities	2,837	3,138	(1,062)		(112)
Investment in settlement of derivatives, net			(528)		(976)
Proceed from (investment in) restricted cash, net	840	929	(4,873)		(5,990)
Proceeds from (investment in) short term deposit	(1,092)	(1,208)	27,645		(18,599)
Net cash used in investing activities	(55,553)	(61,445)	(28,181)		(105,497)
Cash flows from financing activities:
Sale of shares in subsidiaries to non-controlling interests					1,400
Proceeds from options			36		49
Cost associated with long-term loans	(1,877)	(2,076)	(9,988)		(2,796)
Payment of principal of lease liabilities	(1,156)	(1,279)	(5,703)		(4,803)
Proceeds from long-term loans	32,157	35,567	215,170		32,947
Repayment of long-term loans	(12,736)	(14,087)	(153,751)		(18,905)
Repayment of Debentures	(17,763)	(19,647)	(19,764)		(30,730)
Repayment of SWAP instrument associated with long term loans			(3,290)
Proceed from settlement of derivatives, net			3,800
Proceeds from issue of convertible debentures					15,571
Proceeds from issuance of Debentures, net	55,808	61,726			57,717
Proceeds from issuance / exercise of warrants					3,746
Net cash provided by financing activities	54,433	60,204	26,510		54,196
Effect of exchange rate fluctuations on cash and cash equivalents	(2,387)	(2,640)	(4,420)		9,573
Increase (decrease) in cash and cash equivalents	5,097	5,637	5,229		(25,616)
Cash and cash equivalents at the beginning of year	46,458	51,384	41,229		66,845
Cash from disposal groups classified as held-for-sale	(428)	(473)
Cash and cash equivalents at the end of the year	€ 51,127	$ 56,548	€ 46,458		€ 41,229

[1]	Reclassified due to discontinued operation - see Note 23.